Income Taxes (Details) (USD $)	12 Months Ended			6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2014 Maximum [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	$ 9,980,000	$ 6,400,000	$ 11,480,000
Deferred Tax Assets, Net of Valuation Allowance	0	0	0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 1,230,000	$ 605,000
Operating Loss Carryforwards, Expiration Date, Year				2028	2033